Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about inventories [line items]
Raw materials	¥ 2,569,136	¥ 4,567,648
Work in progress	574,146	993,059
Finished goods	544,833	988,572
Spare parts and consumables	200,631	205,155
Inventories	3,888,746	6,754,434
Gross carrying amount [member]
Disclosure of detailed information about inventories [line items]
Raw materials	2,569,136	4,567,648
Work in progress	696,227	1,072,040
Finished goods	591,485	1,022,335
Spare parts and consumables	260,431	247,873
Inventories	4,117,279	6,909,896
Provision for declines in the value of inventories [member]
Disclosure of detailed information about inventories [line items]
Raw materials	0	0
Work in progress	(122,081)	(78,981)
Finished goods	(46,652)	(33,763)
Spare parts and consumables	(59,800)	(42,718)
Inventories	¥ (228,533)	¥ (155,462)